Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 535	$ 9,484
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	535	9,009
Gross unrealized gains		475
Fair Value	$ 535	$ 9,484